NEUBERGER BERMAN INSTITUTIONAL CASH FUND
          (A SERIES OF NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES)
                                  (TRUST CLASS)
                                605 Third Avenue
                               New York, NY 10158
                                 1-800-877-9700


          To acquire substantially all of the assets and liabilities of




                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                   (A SERIES OF NEUBERGER BERMAN INCOME FUNDS)
                                  (TRUST CLASS)
                                605 Third Avenue
                               New York, NY 10158
                                 1-800-877-9700


                       STATEMENT OF ADDITIONAL INFORMATION

  (Special Meeting of Shareholders of Neuberger Berman Institutional Cash Fund)


--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus (the "Prospectus/Proxy Statement") dated November 12, 2004 for the Special Meeting of Shareholders of the Neuberger Berman Institutional Cash Fund (the "Current Fund") to be held on December 21, 2004. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling the Current Fund at 1-800-877-9700. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

      Further information about the Current Fund is contained in its Statement of Additional Information ("SAI") dated February 28, 2004, which is incorporated herein by reference with respect to Current Fund (so it is legally considered a part of this SAI). The audited financial statements and related independent public accountant's report for the Current Fund contained in Neuberger Berman Income Funds' Annual Report for the fiscal year ended October 31, 2003, and the unaudited financial statements contained in the Current Fund's Semi-Annual Report for the period ended April 30, 2004, are also incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

      The date of this Statement of Additional Information is November 12, 2004.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the New Fund names in this SAI are either service marks or registered trademarks of NB Management. (C) 2004 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

GENERAL INFORMATION..........................................................1

INVESTMENT INFORMATION.......................................................2

   Investment Policies and Limitations.......................................2

   Additional Investment Information.........................................5

CERTAIN RISK CONSIDERATIONS.................................................15

PERFORMANCE INFORMATION.....................................................16

   Yield Calculations.......................................................16

TRUSTEES AND OFFICERS.......................................................16

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................29

   Investment Manager and Administrator.....................................29

   Management and Administration Fees.......................................30

   Waivers and Reimbursements...............................................30

   Sub-Adviser..............................................................31

   Board Consideration of the Management and Sub-Advisory Agreements........32

   Investment Companies Managed.............................................34

   Codes of Ethics..........................................................36

   Management and Control of NB Management and LBAM.........................36

DISTRIBUTION ARRANGEMENTS...................................................37

ADDITIONAL PURCHASE INFORMATION.............................................38

   Share Prices and Net Asset Value.........................................38

ADDITIONAL REDEMPTION INFORMATION...........................................38

   Suspension of Redemptions................................................38

   Redemptions in Kind......................................................39

   Market Timing............................................................39

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................39

ADDITIONAL TAX INFORMATION..................................................40

   Taxation of the New Fund.................................................40

   Taxation of the Portfolio................................................41

   Taxation of the New Fund's Shareholders..................................42

VALUATION OF PORTFOLIO SECURITIES...........................................43

                                                                          PAGE
                                                                          ----

PORTFOLIO TRANSACTIONS......................................................43

   Proxy Voting.............................................................45

REPORTS TO SHAREHOLDERS.....................................................46

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................46

   The New Fund.............................................................46

   The Portfolio............................................................47

CERTAIN RISK CONSIDERATIONS.................................................48

CUSTODIAN AND TRANSFER AGENT................................................48

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................49

LEGAL COUNSEL...............................................................49

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................49

FINANCIAL STATEMENTS........................................................50

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER................A-1

                               GENERAL INFORMATION

      The shareholders of the Current Fund are being asked to approve an Agreement and Plan of Reorganization (the "Plan of Reorganization") between Neuberger Berman Income Funds (on behalf of the Current Fund) and Neuberger Berman Institutional Liquidity Series ("Trust") (on behalf of its series named the Neuberger Berman Institutional Cash Fund (the "New Fund")) and the transactions contemplated thereby. A form of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement. The Plan of Reorganization contemplates the transfer of the Current Fund's assets to, and the assumption of the Current Fund's liabilities by, the New Fund, a newly created series of the Trust, in exchange for full and fractional shares of the Trust Class of the New Fund (the "Reorganization"). Those shares will have an aggregate net asset value equal to the aggregate net asset value of the Trust Class shares of the Current Fund that are outstanding at the Closing Date (as defined in the Plan of Reorganization).

      Following the exchange, the Current Fund will make a liquidating distribution of the New Fund shares to its shareholders. Each shareholder owning shares of the Current Fund at the Closing Date will receive shares of the New Fund of equal value, plus the right to receive any unpaid dividends and other distributions that were declared before the Closing Date on shares in the Current Fund. The Current Fund will then dissolve.

      The Special Meeting of Shareholders of the Current Fund to consider the Plan of Reorganization and the related transactions will be held at 605 Third Avenue, New York, New York, 10158, at 10:30 a.m. Eastern time on December 21, 2004. For further information about the transaction, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

      The New Fund will be a separate operating series of the Trust, a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. The New Fund will invest all of its net investable assets in the Institutional Liquidity Portfolio, a series of Institutional Liquidity Trust ("Portfolio"). The New Fund will seek its investment objective by investing in the Portfolio, which has an investment objective identical to that of the New Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the New Fund. (The Trust and Institutional Liquidity Trust, which is an open-end management investment company, are together referred to below as the "Trusts.")

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the New Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the New Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of the New Fund or Portfolio may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the New Fund or Portfolio represented at a meeting at which more than 50% of the outstanding New Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the New Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever the New Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the New Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

      The New Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

            Notwithstanding any other investment policy of the New Fund, the New Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the New Fund.

      All  other  fundamental   investment  policies  and  limitations  and  the
non-fundamental investment policies and limitations of the New Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the New Fund.

      The Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also, for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio. If events subsequent to a transaction result in the Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      The following investment policies and limitations are fundamental and apply to the Portfolio:

         1. BORROWING. The Portfolio may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

         2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

         3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
             (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

         4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7.      SENIOR   SECURITIES.   The   Portfolio  may  not  issue  senior
             securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

       The following investment policies and limitations are non-fundamental and apply to the Portfolio:

                1. INVESTMENTS IN ANY ONE ISSUER. The Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                2. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                3. BORROWING. The Portfolio will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

                4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                5. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

       The New Fund may make the following investments, among others, some of which are part of the New Fund's principal investment strategies and some of which are not. The principal risks of the New Fund's principal investment strategies are disclosed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

      FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

      POLICIES AND LIMITATIONS. The Portfolio normally will invest more than 25% of its respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

      LEVERAGE. The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's NAVs. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

      POLICIES AND LIMITATIONS. The Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, the Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

      RATINGS OF FIXED INCOME SECURITIES

      As discussed in the Prospectus, the Portfolio may purchase securities rated by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards

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

of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management ("LBAM") to the rated securities in which the Portfolio may permissibly invest.

      RATINGS DOWNGRADES. Subsequent to its purchase by the Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. LBAM will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

      DURATION AND MATURITY

      Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

      The Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, the Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits the Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days.

      U.S. GOVERNMENT AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

      POLICIES AND LIMITATIONS. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless LBAM, acting pursuant to guidelines established by the Trustees, determines they are liquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

      POLICIES AND LIMITATIONS. The Portfolio may invest up to 10% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. LBAM monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; the Portfolio may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS. The Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by LBAM, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. LBAM believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolio can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Portfolio also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

      POLICIES AND LIMITATIONS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by LBAM. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees of the Trust. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. LBAM, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable the Portfolio to "lock in" what LBAM believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

      POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. The Portfolio may realize capital gains or losses in connection with these transactions.

      When the Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, LBAM may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Portfolio's and the New Fund's net asset values ("NAVs") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. LBAM monitors the creditworthiness of counterparties to reverse repurchase agreements.

      The  Portfolio's  investment  of  the  proceeds  of a  reverse  repurchase agreement  involves the  speculative  factor known as  leverage.  The  Portfolio generally will enter into a reverse repurchase agreement only if LBAM anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Portfolio receives a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. The Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

      BANKING  AND SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

      A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      POLICIES AND LIMITATIONS. The Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

      For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, LBAM considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      FUNDING AGREEMENTS. The Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

      POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, the Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

      EXTENDIBLE COMMERCIAL NOTES ("ECNS"). The Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

      LOAN PARTICIPATIONS. The Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolio are generally regarded as illiquid.

      MONEY MARKET FUNDS. The Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      POLICIES AND LIMITATIONS. For cash management purposes, the Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Portfolio's investment in securities of other investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii)
10% of the Portfolio's total assets in all investment companies in the aggregate.

      ASSET-BACKED SECURITIES. Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

      POLICIES AND LIMITATIONS. These investments are subject to the Portfolio's quality, maturity, and duration standards.

      MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

      The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

      Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

      POLICIES  AND   LIMITATIONS.   The   Portfolio  may  invest  in  municipal
obligations that otherwise meet its criteria for quality and maturity.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolio's operations.

      CALL RISK. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Portfolio would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

      The New Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the New Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the New Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

      Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective. The Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION


      The yield and total return of the New Fund will vary and an investment in the New Fund, when redeemed, may be worth more or less. At the date of this SAI, the New Fund is new and has no performance history. The New Fund will adopt the performance history of the Current Fund if, and when, the Reorganization has been approved by the Current Fund shareholders and the assets of the Current Fund have been transferred to the New Fund.

YIELD CALCULATIONS

      The New Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The New Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of the New Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)365/7] - 1.

      For the seven calendar days ended October 31, 2003, the current yield of the Current Fund was 0.78%. For the same period, the effective yields were 0.78%.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and, as applicable, their corresponding portfolios administered or managed by NB Management.

INFORMATION ABOUT THE BOARD OF TRUSTEES

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
John Cannon (74)   Trustee   Consultant. Formerly,      38      Independent
                    since    Chairman and Chief                 Trustee or
                    1994     Investment Officer,                Director of
                             CDC Investment                     three series
                             Advisors (registered               of Oppenheimer
                             investment adviser)                Funds: Limited
                             (1993-January 1999);               Term New York
                             formerly, President                Municipal
                             and Chief Executive                Fund,
                             Officer, AMA                       Rochester Fund
                             Investment Advisors,               Municipals,
                             an affiliate of the                and
                             American Medical                   Oppenheimer
                             Association.                       Convertible
                                                                Securities
                                                                Fund since
                                                                1992.
-------------------------------------------------------------------------------
Faith Colish       Trustee   Counsel, Carter            38      Director,
(68)                since    Ledyard & Milburn LLP              American Bar
                    2000     (law firm) since                   Retirement
                             October 2002;                      Association
                             formerly,                          (ABRA) since
                             Attorney-at-Law and                1997
                             President, Faith                   (not-for-profit
                             Colish, A                          membership
                             Professional                       association).
                             Corporation; 1980 to
                             2002.
-------------------------------------------------------------------------------
Walter G. Ehlers   Trustee   Consultant; Retired        38      None.
(70)                since    President and
                    2000     Trustee, Teachers
                             Insurance & Annuity
                             (TIAA) and College
                             Retirement Equities
                             Fund (CREF).
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------

C. Anne Harvey     Trustee   Consultant,                38      Formerly,
(66)                since    C.A. Harvey                        Member,
                    2000     Associates since June              Individual
                             2001; formerly,                    Investors
                             Director, AARP, 1978               Advisory
                             to December 2001.                  Committee to
                                                                the New York
                                                                Stock Exchange
                                                                Board of
                                                                Directors, 1998
                                                                to June 2002;
                                                                President, Board
                                                                of Associates to
                                                                The  National
                                                                Rehabilitation
                                                                Hospital's Board
                                                                of Directors
                                                                since 2002;
                                                                Member, American
                                                                Savings
                                                                Education
                                                                Council's
                                                                Policy Board
                                                                (ASEC),
                                                                1998-2000;
                                                                Member,
                                                                Executive
                                                                Committee,
                                                                Crime
                                                                Prevention
                                                                Coalition of
                                                                America,
                                                                1997-2000.
-------------------------------------------------------------------------------
Barry Hirsch       Trustee   Attorney-at-Law.           38      None.
(70)                since    Formerly, Senior
                    1993     Counsel, Loews
                             Corporation
                             (diversified
                             financial
                             corporation) May 2002
                             until April 2003;
                             formerly, Senior Vice
                             President, Secretary
                             and General Counsel,
                             Loews Corporation.
-------------------------------------------------------------------------------
Robert A. Kavesh   Trustee   Marcus Nadler              38      Director, DEL
(76)                since    Professor Emeritus of              Laboratories,
                    1993     Finance and                        Inc.
                             Economics, New York                (cosmetics and
                             University Stern                   pharmaceuticals)
                             School of Business.                since 1978;
                                                                Director, The
                                                                Caring
                                                                Community
                                                                (not-for
                                                                profit).
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------

Howard A. Mileaf   Trustee   Retired. Formerly,         38      Director,
(67)                since    Vice President and                 WHX Corporation
                    2000     Special Counsel,                   (holding
                             WHX Corporation                    company) since
                             (holding company)                  August 2002;
                             1993-2001.                         Director,
                                                                Webfinancial
                                                                Corporation
                                                                (holding
                                                                company) since
                                                                December 2002;
                                                                Director, State
                                                                Theatre of New
                                                                Jersey
                                                                (not-for-profit
                                                                theater) since
                                                                2000; formerly,
                                                                Director,
                                                                Kevlin
                                                                Corporation
                                                                (manufacturer
                                                                of microwave
                                                                and other
                                                                products).
-------------------------------------------------------------------------------
William E. Rulon   Trustee   Retired. Senior Vice       38      Director,
(71)                since    President, Foodmaker,              Pro-Kids Golf
                    1993     Inc. (operator and                 and Learning
                             franchiser of                      Academy (teach
                             restaurants) until                 golf and
                             January 1997.                      computer usage
                                                                to "at risk"
                                                                children) since
                                                                1998; formerly,
                                                                Director,
                                                                Prandium, Inc.
                                                                (restaurants)
                                                                from March 2001
                                                                until July
                                                                2002.
-------------------------------------------------------------------------------
Cornelius T. Ryan  Trustee   Founding General           38      Director,
(72)                since    Partner, Oxford                    Capital Cash
                    2000     Partners and Oxford                Management
                             Bioscience Partners                Trust (money
                             (venture capital                   market fund),
                             partnerships) and                  Narragansett
                             President, Oxford                  Insured
                             Venture Corporation.               Tax-Free
                                                                Income Fund,
                                                                Rocky Mountain
                                                                Equity  Fund,
                                                                Prime Cash
                                                                Fund, several
                                                                private
                                                                companies and
                                                                QuadraMed
                                                                Corporation
                                                                (NASDAQ).
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------

Tom Decker Seip    Trustee   General Partner, Seip      38      Director, H&R
(54)                since    Investments LP (a                  Block, Inc.
                    2000     private investment                 (financial
                             partnership);                      services
                             formerly, President                company) since
                             and CEO, Westaff,                  May 2001;
                             Inc. (temporary                    Director,
                             staffing) May 2001 to              Forward
                             January 2002; Senior               Management,
                             Executive at the                   Inc. (asset
                             Charles Schwab                     management)
                             Corporation from 1983              since 2001;
                             to 1999; including                 formerly,
                             Chief Executive                    Director,
                             Officer, Charles                   General Magic
                             Schwab Investment                  (voice
                             Management, Inc. and               recognition
                             Trustee, Schwab                    software)
                             Family of Funds and                November 2001
                             Schwab Investments                 until 2002;
                             from 1997 to 1998;                 Director,
                             and Executive Vice                 E-Finance
                             President-Retail                   Corporation
                             Brokerage, Charles                 (credit
                             Schwab Investment                  decisioning
                             Management from 1994               services)
                             to 1997.                           1999-2003;
                                                                Director,
                                                                Save-Daily.com
                                                                (micro
                                                                investing
                                                                services)
                                                                1999-2003;
                                                                Director,
                                                                Offroad Capital
                                                                Inc.
                                                                (pre-public
                                                                internet
                                                                commerce
                                                                company).
-------------------------------------------------------------------------------
Candace L.         Trustee   Private investor and       38      Director, The
Straight (56)       since    consultant                         Proformance
                    1993     specializing in the                Insurance
                             insurance industry;                Company
                             formerly, Advisory                 (personal
                             Director, Securitas                lines property
                             Capital LLC (a global              and casualty
                             private equity                     insurance
                             investment firm                    company) since
                             dedicated to making                March 2004;
                             investments in the                 Director,
                             insurance sector)                  Providence
                             1998 until December                Washington
                             2002.                              (property and
                                                                casualty
                                                                insurance
                                                                company) since
                                                                December 1998;
                                                                Director,
                                                                Summit Global
                                                                Partners
                                                                (insurance
                                                                brokerage firm)
                                                                since October
                                                                2000.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------

Peter P. Trapp     Trustee   Regional Manager for       38      None.
(59)                since    Atlanta Region, Ford
                    2000     Motor Credit Company
                             since August, 1997;
                             formerly, President,
                             Ford Life Insurance
                             Company, April 1995
                             until August 1997.
-------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-------------------------------------------------------------------------------
Edward I. O'Brien  Trustee   Formerly, Member,          38      Director, Legg
(75)                since    Investment Policy                  Mason, Inc.
                    2000     Committee, Edward                  (financial
                             Jones, 1993-2001;                  services
                             President, Securities              holding
                             Industry Association               company) since
                             ("SIA") (securities                1993;
                             industry's                         formerly,
                             representative in                  Director,
                             government relations               Boston
                             and regulatory                     Financial
                             matters at the                     Group (real
                             federal and state                  estate and tax
                             levels) from                       shelters)
                             1974-1992; Adviser to              1993-1999.
                             SIA, November
                             1992-November 1993.
-------------------------------------------------------------------------------
Jack L. Rivkin*  President   Executive  Vice             38     Director, Dale
(63)            and Trustee  President and Chief                Carnegie and
                    since    Investment Officer of              Associates,
                  December   Neuberger Berman Inc.              Inc. (private
                    2002     (holding company)                  company) since
                             since 2002 and 2003,               1998;
                             respectively;                      Director,
                             Director and                       Emagin Corp.
                             Chairman,                          (public
                             NB Management since                company) since
                             December 2002;                     1997;
                             formerly, Executive                Director,
                             Vice President,                    Solbright Inc.
                             Citigroup Investments              (private
                             Inc., from September               company) since
                             1995 to February                   1998;
                             2002; Executive Vice               Director,
                             President, Citigroup               Infogate Corp.
                             Inc. from September                (private
                             1995 to February                   company) since
                             2002.                              1997.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    NUMBER OF
                                                   PORTFOLIOS       OTHER
                   POSITION                          IN FUND    DIRECTORSHIPS
                  AND LENGTH                         COMPLEX    HELD OUTSIDE
NAME, AGE, AND     OF TIME       PRINCIPAL         OVERSEEN BY  FUND COMPLEX
ADDRESS (1)       SERVED (2)  OCCUPATION(S) (3)      TRUSTEE     BY TRUSTEE
-------------------------------------------------------------------------------

Peter E.          Chairman   Executive Vice             38      Director and
Sundman* (44)      of the    President, Neuberger               Vice
                   Board,    Berman Inc. (holding               President,
                    Chief    company) since 1999;               Neuberger &
                  Executive  Head of Neuberger                  Berman Agency
                   Officer   Berman Inc.'s Mutual               Inc. since
                 and Trustee Funds and                          2000;
                    since    Institutional                      formerly,
                    2000     Business since 1999;               Director,
                             President and                      Neuberger
                             Director, NB                       Berman Inc.
                             Management since                   (holding
                             1999; Executive Vice               company) from
                             President, Neuberger               October 1999
                             Berman since 1999;                 through March
                             formerly, Principal,               2003.
                             Neuberger Berman from
                             1997 until 1999;
                             Senior Vice
                             President, NB
                             Management from 1996
                             until 1999.
-------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the New Fund and other funds for which NB Management serves as investment manager.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------
                                POSITION AND LENGTH OF
                                -----------------------
NAME, AGE, AND ADDRESS (1)          TIME SERVED (2)                PRINCIPAL OCCUPATION(S) (3)
--------------------------          ---------------                ---------------------------

Claudia A. Brandon (47)          Secretary since 1985            Vice President-Mutual Fund
                                                                 Board Relations, NB Management
                                                                 since 2000; Vice President,
                                                                 Neuberger Berman since 2002
                                                                 and employee since 1999; Vice
                                                                 President, NB Management from
                                                                 1986 to 1999; Secretary,
                                                                 eleven registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 2000, four since
                                                                 2002, three since 2003 and one
                                                                 since 2004).

Robert Conti (47)              Vice President since 2000         Senior Vice President,
                                                                 Neuberger Berman since 2003;
                                                                 Vice President, Neuberger
                                                                 Berman from 1999 until 2003;
                                                                 Senior Vice President, NB
                                                                 Management since 2000;
                                                                 Controller, NB Management
                                                                 until 1996; Treasurer, NB
                                                                 Management from 1996 until
                                                                 1999; Vice President, eleven
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 2000, four since
                                                                 2002, three since 2003 and one
                                                                 since 2004).

Brian J. Gaffney (50)          Vice President since 2000         Managing Director, Neuberger
                                                                 Berman since 1999; Senior Vice
                                                                 President, NB Management since
                                                                 2000; Vice President, NB
                                                                 Management from 1997 until
                                                                 1999; Vice President, eleven
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator
                                                                 (three since 2000, four since
                                                                 2002, three since 2003 and one
                                                                 since 2004).

Sheila R. James (38)              Assistant Secretary            Employee, Neuberger Berman
                                      since 2002                 since 1999; Employee, NB
                                                                 Management   from  1991  to
                                                                 1999;  Assistant Secretary,
                                                                 eleven           registered
                                                                 investment   companies  for
                                                                 which NB Management acts as
                                                                 investment    manager   and
                                                                 administrator  (seven since
                                                                 2002,  three since 2003 and
                                                                 one since 2004).

Kevin Lyons (48)                  Assistant Secretary            Employee, Neuberger Berman
                                      since 2003                 since 1999; Employee, NB
                                                                 Management   from  1993  to
                                                                 1999;  Assistant Secretary,
                                                                 eleven           registered
                                                                 investment   companies  for
                                                                 which NB Management acts as
                                                                 investment    manager   and
                                                                 administrator   (ten  since
                                                                 2003 and one since 2004).

                                       23

                                POSITION AND LENGTH OF
                                -----------------------
NAME, AGE, AND ADDRESS (1)          TIME SERVED (2)                PRINCIPAL OCCUPATION(S) (3)
--------------------------          ---------------                ---------------------------

John M. McGovern (34)        Assistant Treasurer since 2002      Vice President, Neuberger
                                                                 Berman since 2004; Employee,
                                                                 NB  Management  since 1993;
                                                                 Assistant Treasurer, eleven
                                                                 registered       investment
                                                                 companies   for   which  NB
                                                                 Management      acts     as
                                                                 investment    manager   and
                                                                 administrator  (seven since
                                                                 2002,  three since 2003 and
                                                                 one since 2004).

Barbara Muinos (45)             Treasurer and Principal          Vice President, Neuberger
                               Financial and Accounting          Berman since 1999; Assistant
                                Officer since 2002;              Vice President,  NB Management
                              prior thereto Assistant            from 1993 to 1999; Treasurer
                                Treasurer since 1996             and Principal Financial and
                                                                 Accounting Officer, eleven
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts and investment
                                                                 manager and administrator
                                                                 (seven since 2002, three since
                                                                 2003 and one since 2004);
                                                                 Assistant Treasurer, three
                                                                 registered investment
                                                                 companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator from
                                                                 1996 until 2002.

Frederic B. Soule (57)         Vice President since 2000         Senior Vice President,
                                                                 Neuberger Berman since 2003;
                                                                 Vice President, Neuberger
                                                                 Berman from 1999 until 2003;
                                                                 Vice President, NB Management
                                                                 from 1995 until 1999; Vice
                                                                 President, eleven registered
                                                                 investment companies for which
                                                                 NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since
                                                                 2000, four since 2002, three
                                                                 since 2003 and one since 2004).

--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the New Fund and reviews and approves the New Fund's advisory and sub-advisory contracts and other principal contracts. It is the New Fund's policy that at least three quarters of the Board of Trustees shall be comprised of Trustees who are not "interested persons" of NB Management (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the New Fund's management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the New Fund's accounting and financial reporting processes, its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the New Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the New Fund's compliance with legal and regulatory requirements that relate to the New Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the New Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the New Fund's independent auditors; and (e) to act as a liaison between the New Fund's independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees.

      CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members are, except for Mr. O'Brien, Independent Fund Trustees. The entire Board will receive required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, LBAM and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent Fund Trustees.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees is not in session. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as Institutional Liquidity Trust Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman), and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to the New Fund, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the New Fund's trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the New Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, and Tom D. Seip (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees.

      The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the Trustees. The Trust does not have any retirement plan for the Trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/03
                         ------------------------------


                                                       TOTAL COMPENSATION FROM
                                       AGGREGATE     INVESTMENT COMPANIES IN THE
                                      COMPENSATION      NEUBERGER BERMAN FUND
NAME AND POSITION WITH THE TRUST     FROM THE TRUST           COMPLEX
---------------------------------    --------------           -------

INDEPENDENT TRUSTEES

John Cannon                             $14,915               $70,000
Trustee

Faith Colish                            $14,915               $70,000
Trustee

Walter G. Ehlers                        $14,915               $70,000
Trustee

                                                       TOTAL COMPENSATION FROM
                                       AGGREGATE     INVESTMENT COMPANIES IN THE
                                      COMPENSATION      NEUBERGER BERMAN FUND
NAME AND POSITION WITH THE TRUST     FROM THE TRUST           COMPLEX
---------------------------------    --------------           -------

C. Anne Harvey                          $14,915               $70,000
Trustee

Barry Hirsch                            $14,915               $70,000
Trustee

Robert A. Kavesh                        $14,915               $70,000
Trustee

Howard A. Mileaf                        $14,915               $70,000
Trustee

William E. Rulon                        $14,915               $70,000
Trustee

Cornelius T. Ryan                       $14,915               $70,000
Trustee

Tom Decker Seip                         $13,248               $62,500
Trustee

Candace L. Straight                     $14,915               $70,000
Trustee

Peter P. Trapp                          $13,248               $62,500
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                       $14,915               $70,000
Trustee

Jack L. Rivkin                             $0                   $0
President and Trustee

Peter E. Sundman                           $0                   $0
Chairman of the Board, Chief
Executive Officer and Trustee

      On October 15, 2004, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Current Fund.

OWNERSHIP OF SECURITIES
-----------------------

      Set forth below is the dollar range of securities owned by each Trustee in the Current Fund as of December 31, 2003.

-------------------------------------
                       Institutional
                       Cash
-------------------------------------
John Cannon                A
-------------------------------------
Faith Colish               A
-------------------------------------
Walter G. Ehlers           A
-------------------------------------
C. Anne Harvey             A
-------------------------------------
Barry Hirsch               A
-------------------------------------
Robert A. Kavesh           A
-------------------------------------
Howard A. Mileaf           B
-------------------------------------
William E. Rulon           C
-------------------------------------
Cornelius T. Ryan          A
-------------------------------------
Tom Decker Seip            A
-------------------------------------
Candace L. Straight        A
-------------------------------------
Peter P. Trapp             A
-------------------------------------
Edward I. O'Brien          A
-------------------------------------
Jack L. Rivkin             A
-------------------------------------
Peter E. Sundman           A
-------------------------------------

A=None   B=$1-$10,000   C=$10,000-$50,000    D=$50,000-$100,000  E=over $100,000
--------------------------------------------------------------------------------
                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE             IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                                 None
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
Walter G. Ehlers                                                            None
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                                None
--------------------------------------------------------------------------------
Robert A. Kavesh                                                 $10,001-$50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                               $50,001-$100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                       $1-$10,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                        $1-$10,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2003.

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES
--------------------------------------------

      No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      Because all of the New Fund's net investable assets are invested in the Portfolio, the New Fund does not need an investment manager. NB Management serves as the Portfolio's investment manager pursuant to a management agreement with Institutional Liquidity Trust, on behalf of the Portfolio ("Management Agreement").

      The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management has sub-contracted certain of its responsibilities under the Management Agreement to LBAM, who is responsible for the day-to-day investment management of the New Fund; NB Management is responsible for overseeing the investment activities of LBAM with respect to its management of the New Fund.

      Under the Management Agreement, NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Institutional Liquidity Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman) presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

      NB Management provides similar facilities, services, and personnel to the New Fund pursuant to an administration agreement with the Trust ("Administration Agreement"). For such administrative services, the New Fund pays NB Management a fee based on the New Fund's average daily net assets, as described in the Prospectus.

      Under the Administration Agreement, NB Management also provides to the New Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the New Fund's shareholder servicing agent.

NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the New Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. From time to time, NB Management or the New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of New Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      From time to time, NB Management or the New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of New Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, the New Fund pays NB Management a fee at the annual rate of 10% of average daily net assets.

      NB Management provides administrative services to the New Fund that include furnishing facilities and personnel for the New Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Trust class of the New Fund pays NB Management at the annual rate of 0.15% of that class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the New Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.

WAIVERS AND REIMBURSEMENTS

      NB Management has contractually undertaken to reimburse the Trust Class of the New Fund so that the total operating expenses of the Trust Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.41% of average daily net assets. This undertaking lasts until October 31, 2007. The Trust Class of the New Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the New Fund's average net assets through December 31, 2005. As a result of this waiver, the Management Agreement fee will be 0.08% and the total annual operating expenses of the New Fund are expected to be limited to 0.26% of its average net assets.

      Prior to February 11, 2002, NB Management had voluntarily undertaken to reimburse the Trust Class of the Current Fund for its total operating expenses that exceeded, in the aggregate, 0.41% of average daily net assets.

      For the fiscal years ended October 31, 2003, 2002, and 2001, NB Management reimbursed the Trust Class of the Current Fund the following amounts of expenses:

TRUST CLASS                              2003           2002           2001
-----------                              ----           ----           ----


INSTITUTIONAL CASH                        $0             $0             $0

      The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio becomes subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the New Fund for a period of two years after the date the New Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the New Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to the New Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the New Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

      NB Management retains LBAM, 399 Park Ave., New York, NY 10022, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement ("Sub-Advisory Agreement").

      Pursuant  to the  Sub-Advisory  Agreement,  NB  Management  has  delegated responsibility for the Portfolio's day-to-day management to LBAM. The Sub-Advisory Agreement provides in substance that LBAM will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Sub-Advisory

Agreement permits LBAM to effect securities transactions on behalf of the Portfolio through associated persons of LBAM. The Sub-Advisory Agreement also specifically permits LBAM to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although LBAM has no current plans to pay a material amount of such compensation.

      The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio becomes subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the New Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by LBAM on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the New Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS

      In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and LBAM and met with senior representatives of NB Management and LBAM regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

      Prior to the date of this SAI, the Current Fund operated in a multiple-class, rather than a master-feeder structure, and it will continue to do so until the Reorganization has been approved by its shareholders and its assets have been transferred to the New Fund. Pursuant to the Reorganization, the Current Fund will transfer all of its assets to the New Fund. The New Fund has a substantially identical investment program and a Management Agreement with NB Management substantially identical to the Current Fund's management agreement. NB Management did not have a Sub-Advisory Agreement with LBAM with respect to the Current Fund. (See "Organization, Capitalization and other Matters" below for more information regarding the master-feeder structure.)

      The Board considered the following factors to be of primary importance to its approval of the Management Agreement: (1) that the terms of the Management Agreement are identical in all material respects to those of the Current Fund's Management Agreement; (2) the favorable history, reputation, qualifications, and background of NB Management, as well as the qualifications of its personnel and its financial condition; (3) the fee and expense ratio of the New Fund relative to comparable mutual funds; (4) that the fee and expense ratio of the New Fund appeared to the Board to be reasonable given the quality of services expected to be provided, and the fees are the same as the fees paid by the Current Fund prior to the Reorganization; (5) the commitment of NB Management to undertake a voluntary expense limitation and maintain the Current Fund's contractual expense limitation agreement to ensure that New Fund shareholders do not face an increase in expenses upon consummation of the Reorganization; (6) the performance of the Current Fund relative to comparable mutual funds and unmanaged indices; and (7) the commitment of NB Management and its affiliates to pay the expenses of the Current Fund in connection with the Reorganization, including all expenses in connection with the solicitation of proxies so that Current Fund shareholders would not have to bear such expenses.

      The Board had previously considered the terms of the previous management agreement of the Current Fund, which has terms substantially identical to the Management Agreement at its June 2004 meeting. Because the previous management agreement was not scheduled for Board approval at that time, as its initial two-year term was ongoing, the Board did not formally approve the agreement but undertook to review it. The Board evaluated whether the agreement was in the best interests of the Current Fund and its shareholders. The Board primarily considered the nature and quality of the services provided under the agreement and the overall fairness of the agreement to the Current Fund. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data and met with the consultant to discuss the proper interpretation of that data.

      With respect to the nature and quality of the services provided, the Board considered the performance of the Current Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's positive compliance history, as the firm has been free of significant compliance problems.

      With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and the profitability of NB Management and its affiliates from their association with the Current Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Current Fund. The Board noted that the Current Fund was close to or below the median compensation paid. The Board also considered the limit on Current Fund expenses undertaken by NB Management. Given the relatively low level of the management fee, the Board determined there was no need for Management Agreement fee changes or breakpoints at this time. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Current Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Current Fund, the Board reviewed specific data as to NB Management's profit or loss on the Current Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

      The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the New Fund. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance and fees of funds sub-advised by LBAM with the performance and fees of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio managers. The Board also considered LBAM's positive compliance history, as the firm has been free of significant compliance problems. With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and considered whether there are any fall-out benefits resulting from LBAM's association with the New Fund. The Board concluded that the Sub-Advisory Agreement fee is fair and reasonable.

      These matters were also considered by the Independent Fund Trustees with experienced 1940 Act counsel that is independent of NB Management and LBAM. The Board's annual contract renewal will extend over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

INVESTMENT COMPANIES MANAGED

      As of September 30, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $75.3 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 2004
----
Neuberger Berman Cash Reserves....................................$547,301,286

Neuberger Berman Government Money Fund............................$465,767,630

Neuberger Berman High Income Bond Fund............................$771,375,862

Neuberger Berman Institutional Cash ............................$2,779,570,316

Neuberger Berman Limited Maturity Bond Fund.......................$192,918,784

Neuberger Berman Municipal Money Fund.............................$441,049,748

Neuberger Berman Municipal Securities Trust........................$36,521,549

Neuberger Berman Strategic Income Fund.............................$28,827,211

Neuberger Berman Century Fund......................................$14,202,372

Neuberger Berman Fasciano Fund....................................$418,891,339

Neuberger Berman Focus Fund.....................................$1,527,663,492

Neuberger Berman Genesis Fund...................................$7,078,581,393

Neuberger Berman Guardian Fund..................................$1,634,169,708

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 2004
----

Neuberger Berman International Fund...............................$201,144,138

Neuberger Berman Manhattan Fund...................................$330,601,053

Neuberger Berman Millennium Fund...................................$49,127,000

Neuberger Berman Partners Fund..................................$1,646,678,161

Neuberger Berman Real Estate Fund..................................$38,982,818

Neuberger Berman Regency Fund......................................$53,656,791

Neuberger Berman Socially Responsive Fund.........................$270,304,862

Neuberger Berman Advisers Management Trust......................$1,940,128,827

Neuberger Berman Intermediate Municipal Fund Inc..................$489,756,263

Neuberger Berman California Intermediate Municipal Fund Inc.......$160,243,096

Neuberger Berman New York Intermediate Municipal Fund Inc.........$130,696,515

Neuberger Berman Real Estate Income Fund Inc......................$145,046,536

Neuberger Berman Realty Income Fund Inc...........................$754,846,520

Neuberger Berman Real Estate Securities Income Fund, Inc. ........$753,662,472

Neuberger Berman Income Opportunity Fund Inc. ....................$413,615,873

Neuberger Berman Dividend Advantage Fund Inc. ....................$167,843,661


      The investment decisions concerning the Portfolio and the other registered investment companies managed by NB Management or LBAM (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the New Fund. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or LBAM have varied from one another in the past and are likely to vary in the future.

      There may be occasions when the Portfolio and one or more of the Other Funds or other accounts managed by NB Management or LBAM are contemporaneously engaged in purchasing or selling the same securities from or to third parties.

When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the New Fund, in other cases it is believed that the New Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the New Fund's having their advisory arrangements with NB Management and LBAM outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolio is subject to certain limitations imposed on all advisory clients of NB Management and LBAM (including the Other Funds, and other managed accounts) and personnel of NB Management and LBAM and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and LBAM that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

      The New Fund, NB Management and LBAM have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management or LBAM, respectively. The New Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the New Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND LBAM

      NB Management and LBAM are wholly owned by Lehman Brothers Holdings, Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey
S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust. The directors, officers and/or employees of LBAM who are deemed "control persons," all of whom have offices at the same address as LBAM are: John C. Crowe, Nadja Fidelia, Jacqueline A. Frommer, Edward
S. Grieb, Theodore P. Janulis, Richard M. Knee, Kurt A. Locher, Daniel T. Shum, Bradley C. Tank, Chamaine Williams, and Bruce M. Witherell.

      Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman
Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 10, 2004 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 13,744,899 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 6,704,335 of such shares, shared voting power with respect to 1,352,064 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,739,590 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

      The New Fund offers one class of shares, known as Trust Class.


DISTRIBUTOR

      NB Management serves as the distributor ("Distributor") in connection with the offering of the New Fund's shares. Trust Class shares are offered on a no-load basis.

      In connection with the sale of its shares, the New Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the New Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the New Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For the New Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the New Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the New Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the New Fund's shareholders any investment products or services other than those managed or distributed by NB Management or LBAM.

      The Trust, on behalf of the New Fund, and the Distributor are parties to a Distribution Agreement with respect to the New Fund ("Distribution Agreement"). The Distribution Agreement may be renewed annually if specifically approved by

(1) the vote of a majority of the New Fund Trustees or a 1940 Act majority vote of the New Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

      The New Fund's shares are bought or sold at a price that is the fund's NAV per share. The NAVs for each class of the New Fund and the Portfolio are calculated by subtracting total liabilities of that class from total assets attributable to the class (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the New Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The New Fund's per share NAV is calculated by dividing its NAV by the number of New Fund shares outstanding attributable to that class and rounding the result to the nearest full cent.

      The New Fund tries to maintain a stable NAV of $1.00 per share. The Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Portfolio and the New Fund calculate their respective NAVs as of 5 p.m. Eastern time on each day the NYSE and the Federal Reserve Wire System are open ("Business Day").

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The New Fund values all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

      If NB Management believes that the price of a security obtained under the New Fund's valuation procedures (as described above) does not represent the amount that the New Fund reasonably expects to receive on a current sale of the security, the New Fund will value the security based on a method that the Trustees believe accurately reflects fair value.

      There can be no assurance that the New Fund, which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in the New Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

      The right to redeem the New Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the New Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

      The New Fund prices its shares as of 5 p.m. Eastern time after the close of regular trading on the NYSE and the Federal Reserve Wire System, which is normally 4 p.m. Eastern time. The NYSE or Federal Reserve Wire System may occasionally close early, E.G., on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the New Fund will generally price its shares as of the earlier closing time.

REDEMPTIONS IN KIND

      The New Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The New Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determine that it was in the best interests of the New Fund's shareholders as a whole.

MARKET TIMING

      Under certain circumstances, the New Fund reserves the right to reject any investment order or suspend the telephone order privilege.

      Although the New Fund diligently monitors for excessive short-term trading activity, the ability of the New Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by Institutions is severely limited in those instances in which the Institution maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the New Fund will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      The New Fund will distribute to its shareholders substantially all of its share of the net investment income (after deducting expenses it incurs directly) and any net capital gains (both long-term and short-term) the Portfolio earns or realizes. The Portfolio's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and hence, the New Fund's NAV) until they are distributed. The Portfolio and the New Fund each normally calculates its net investment income and NAV per share as of 5:00 p.m. Eastern time on each Business Day

      Income dividends will be declared daily; dividends declared for each month will be paid on the last Business Day of the month. New Fund shares will begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" and will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally will be paid once annually, in December.

      The New Fund's dividends and other distributions will be automatically reinvested in additional New Fund shares, unless the shareholder elects to receive them in cash ("cash election"). If a shareholder of the Current Fund has made a cash election, that election will continue after the Reorganization with respect to distributions made by the New Fund. Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Neuberger Berman Fund designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they will be taxable to the shareholders whether received in cash or reinvested in additional New Fund shares.

      A shareholder's cash election with respect to the New Fund will remain in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver New Fund mailings to a shareholder for 180 days, however, the New Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional New Fund shares until the shareholder requests in writing to State Street or the New Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional New Fund shares at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE NEW FUND

      To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, the New Fund -- which will be treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the New Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) at the close of each quarter of the New Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the New Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, the New Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the New Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain -- a maximum of 15%) to the extent of the New Fund's earnings and profits. In addition, the New Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Series of other registered investment companies that invested in a master-feeder structure and were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding portfolio, would be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the New Fund may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the New Fund as well.

      The New Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The New Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

      See the next section for a discussion of the tax consequences to the New Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and certain other transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

      Series of other registered investment companies that served as master funds in a master-feeder structure and were managed by NB Management received rulings from the Service to the effect that, among other things, each such series would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Portfolio may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the New Fund, is required to take into account in determining its federal income tax liability its share of the

Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

      Because the New Fund will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the New Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the New Fund will be able to satisfy all those requirements.

      Distributions to the New Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the New Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the New Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the New Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. The New Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the New Fund invests in the Portfolio, increased by the New Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the New Fund and (b) the New Fund's share of the Portfolio's losses.

      Interest and dividends the Portfolio receives and gains it realizes may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

TAXATION OF THE NEW FUND'S SHAREHOLDERS

      The New Fund is required to withhold 28% of all dividends and capital gain distributions, if any, otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the New Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

      The income dividends the New Fund pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, New Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the New Fund's (including its share of the Portfolio's) "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

      The Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable the New Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the New Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the New Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      During the fiscal year ended October 31, 2003, the Current Fund acquired securities of the following of its "regular brokers or dealers": Banc One Capital Markets, Inc.; Barclays Bank PLC; Citigroup Global Markets, Inc.; Deutsche Bank Securities, Inc.; Goldman, Sachs & Co.; J.P. Morgan Chase & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank & Trust Company. At October 31, 2003, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc One Capital Markets, Inc., $64,940,811; Barclays Bank PLC, $49,986,333; Citigroup Global
Markets, Inc., $72,939,163; Deutsche Bank Securities, Inc., $50,000,000; Goldman, Sachs & Co., $24,868,167; J.P. Morgan Chase & Co., $53,370,600; and
Merrill Lynch, Pierce, Fenner & Smith Inc., $29,997,425.

      In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of LBAM, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the New Fund's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in LBAM's judgment. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Portfolio and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolio participates in.

PROXY VOTING

      The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Portfolio. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the New Fund and its shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

      Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the New Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegates to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

      Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

      In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the New Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

      Shareholders of the New Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the New Fund. The New Fund's statements show the investments owned by it and the market values thereof and provide other information about the New Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE NEW FUND

      The New Fund is a separate series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust will have two separate operating series. The Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      DESCRIPTION OF SHARES. The New Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the New Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees do not intend to hold annual meetings of shareholders of the New Fund. The Trustees will call special meetings of shareholders of the New Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of the New Fund will not be personally liable for the obligations of the New Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the New Fund contain a statement that such obligation may be enforced only against the assets of the Trust or New Fund and provides for indemnification out of Trust or New Fund property of any shareholder nevertheless held personally liable for Trust or New Fund obligations, respectively, merely on the basis of being a shareholder.

THE PORTFOLIO

      The Portfolio is a separate operating series of Institutional Liquidity Trust, a Delaware statutory trust organized as of October 1, 2004. That Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate series, including the Portfolio. The assets of the Portfolio belong only to it, and the liabilities of each such series are borne solely by that series and no other.

      THE NEW FUND'S INVESTMENTS IN THE PORTFOLIO. The New Fund is a "feeder fund" that will seek to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the New Fund, in turn invests in securities; the New Fund thus will acquire an indirect interest in those securities.

      The New Fund's investment in the Portfolio will be in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. When filed and registered with the SEC, Lehman Brothers Institutional Liquidity Fund, a series of Lehman Brothers Institutional Liquidity Series, also will invest all of its net investable assets in the Portfolio.

      The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the New Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the New Fund, could have a different administration fee and expenses than the New Fund, and might charge a sales commission. Therefore, New Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding the New Fund is available from NB Management by calling 800-877-9700.

      The Trustees believe that investment in the Portfolio by a series of Lehman Brothers Institutional Liquidity Series or by other potential investors in addition to the New Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the New Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the New Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the New Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

      The New Fund may withdraw its entire investment from the Portfolio at any time, if the Trustees determine that it is in the best interests of the New Fund and its shareholders to do so. The New Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the New Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the New Fund. That distribution could result in a less diversified portfolio of investments for the New Fund and could affect adversely the liquidity of the New Fund's investment portfolio. If the New Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the New Fund withdrew its investment from the Portfolio, the Trustees would consider what actions might be taken, including the investment of all of the New Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the New Fund or the retention by the New Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the New Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of Portfolio investors, the New Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the New Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by New Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Portfolio contain a statement that such obligation may be enforced only against the assets of the Portfolio and provides for indemnification out of Portfolio property of any shareholder nevertheless held personally liable for Portfolio obligations, respectively, merely on the basis of being a shareholder.


                           CERTAIN RISK CONSIDERATIONS

      Although the New Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the New Fund will achieve its investment objective.

                          CUSTODIAN AND TRANSFER AGENT

      The New Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its respective securities and cash. State Street also serves as the New Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of New Fund shares and the payment of dividends and other distributions through its Boston Service Center. All New Fund correspondence should be mailed to New Fund, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Audit Committee of the New Fund has pre-approved Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit the New Fund's financial statements.

                                  LEGAL COUNSEL

      The New Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of October 15, 2004, the following are all of the beneficial and record owners of more than five percent of the Current Fund. The owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Current Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

                                              PERCENTAGE OF OWNERSHIP AT
                   NAME AND ADDRESS                OCTOBER 15, 2004
                   ----------------                ----------------

          Lehman Brothers Inc.                         53.79%
          For the Exclusive
          Benefit of Customers
          70 Hudson St. 7th Floor
          Attn: Mutual Funds Operations
          Jersey City, NJ  07301-4585

          Neuberger Berman, LLC                        22.43%
          Attn: Operational Accounting
          70 Hudson St.
          Jersey City, NJ  07302-4585

          Neuberger Berman Genesis                     17.64%
          Cash Sweep Account*
          Attn: Barbara Muinos
          605 3rd Ave. Floor 2
          New York, NY  10158-0180


          * The Neuberger Berman Genesis Fund is the beneficial owner of the shares. The Neuberger Berman funds use the Current Fund as a cash sweep vehicle pursuant to an exemptive order received from the SEC dated October 30, 2000.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated by reference herein and are included in the Current Fund's Annual Report to shareholders for the fiscal year ended October 31, 2003:

            The audited financial statements of the Current Fund and notes thereto for the fiscal year ended October 31, 2003, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

      The following financial statements and related documents are incorporated by reference herein and are included in the Current Fund's Semi-Annual Report to shareholders for the period ended April 30, 2004:

            The unaudited financial statements of the Current Fund and notes thereto for the fiscal period ended April 30, 2004.

      The New Fund has not yet commenced operations and thus has no financial information of its own. If the Reorganization is approved by shareholders of the Current Fund, the New Fund will adopt the Current Fund's historical financial information.

      The New Fund does not expect there will be many adjustments to its financial statements (and those of the Portfolio) as compared with the financial statements of the Current Fund as a result of the Reorganization. As described above, the New Fund will be organized in the master-feeder structure, which means it will invest all of its net investable assets in the Portfolio. The Portfolio will invest directly in securities in accordance with its investment objective, policies and strategies, which are identical to those of the New Fund. Because portfolio securities will be held at the Portfolio level, all expenses associated with the management of the Portfolio, such as investment management fees or brokerage expenses, will be paid by the Portfolio. In contrast, certain expenses such as administrative or shareholder service-related expenses will be borne by the New Fund. All Portfolio expenses will be passed through on a PRO RATA basis to the New Fund and any other feeder funds that may be established. However, the Reorganization is expected to have no material impact on the New Fund's expense ratio as compared with the Current Fund's expense ratio.

      The New Fund will have the same contractual reimbursement arrangement as the Current Fund. NB Management has contractually undertaken to reimburse the Trust Class of the Current Fund so that the total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.41% of average daily net assets. This undertaking lasts until October 31, 2007. The Trust Class of the Current Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      In addition, NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the New Fund's average net assets through December 31, 2005. As a result of this waiver, the Management Agreement fee for the New Fund will be 0.08% until that date and the total annual operating expenses of the New Fund are expected to be limited to 0.26% of its average net assets.

                                   APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

       S&P CORPORATE BOND RATINGS:
       ---------------------------

       AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

       AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

       A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

       BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

       BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       CI - The rating CI is reserved for income bonds on which no interest is being paid.

       D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

       PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

       MOODY'S CORPORATE BOND RATINGS:
       -------------------------------

       Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the New Fundamentally strong position of the issuer.

       Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

       A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

       FITCH CORPORATE BOND RATINGS:
       -----------------------------

       THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

       AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

       AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

       BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

       BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

       B- Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

       CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

       DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

       PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

       DBRS CORPORATE BOND RATINGS:
       ----------------------------

       THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

       AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

       AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

       A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

       BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

       BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

       B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

       CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

       D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

       HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

       S&P COMMERCIAL PAPER RATINGS:
       -----------------------------

       A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

       MOODY'S COMMERCIAL PAPER RATINGS:
       ---------------------------------

       Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          -  Leading  market  positions in  well-established  industries.
          -  High rates of return on funds employed.
          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

       FITCH COMMERCIAL PAPER RATINGS:
       -------------------------------

       THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

       F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

       F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


       DBRS COMMERCIAL PAPER RATINGS:
       ------------------------------

       THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

       R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

       R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.